11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Level 1 of fair value hierarchy
Assets
Fair value - Cash	$ 106,288
Fair value - Restricted cash	0
Fair value - Assets	106,288	$ 350,704
Fair value - Cash		182,794
Fair value - Restricted cash		167,910
Level 2 of fair value hierarchy
Assets
Fair value - Cash	0
Fair value - Restricted cash	0
Fair value - Assets	0	0
Fair value - Cash		0
Fair value - Restricted cash		0
Level 3 of fair value hierarchy
Assets
Fair value - Cash	0
Fair value - Restricted cash	0
Fair value - Assets	0	0
Fair value - Cash		0
Fair value - Restricted cash		0
Fair value - Cash	106,288
Fair value - Restricted cash	0
Fair value - Assets	$ 106,288	350,704
Fair value - Cash		182,794
Fair value - Restricted cash		$ 167,910